Other Real Estate (ORE) (Detail) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Real Estate Owned Acquired by Foreclosure [Abstract]
Residential	$ 907,000	$ 1,803,000	$ 1,186,000
Construction & land development	126,000	754,000	1,083,000
Non-farm non-residential	952,000	800,000	125,000
Total Other Real Estate Owned and Foreclosed Property	1,985,000	3,357,000	2,394,000
Loans secured by one to four family residential properties in the process of foreclosure	$ 400,000